Impacts to the consolidated financial statements due to Covid-19 pandemic	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Impacts to the consolidated financial statements due to Covid-19 pandemic
3. Impacts to the consolidated financial statements due to
Covid-19
pandemic
The effects of the coronavirus pandemic on economic development in individual countries, and ultimately on Mynaric AG and its subsidiaries, will depend to a large extent on the further spread of the virus and on the speed and effectiveness of measures being taken to contain it.
We depend on third-party suppliers to provide us with components for our products, and any interruptions in supplies provided by these third-party suppliers, including due to the
COVID-19
pandemic, may subject us to external procurement risks that negatively affect our business.
Any disruptions to our supply chain, significant increase in component costs, or shortages of critical components, could adversely affect our business and result in increased costs. Such a disruption could occur as a result of any of any slowdown at our supplier’s plants or shipping delays due to efforts to limit the spread of
COVID-19
or implementation of
post-COVID-19
policies or practices. Further, the impact of the ongoing
COVID-19
situation and broader inflationary environment has had, and may continue to have, adverse impacts on our supply chain, which could put pressure on our unit costs in the future and increased upfront payments to our suppliers and earlier phasing of those payments may put pressure on our non-recurring
costs in future periods.
Further, the currently prevalent global supply chain disruptions have had, and may continue to have, adverse impacts on our supply chain, particularly for our HAWK product, that result in lower production volumes for the current HAWK product version and earlier introduction of the subsequent product version than initially planned. The broader inflationary environment could put pressure on our unit costs in the future. In addition, any future updates or modifications to the anticipated design of our products may increase the number of parts and components we would be required to source and increase the complexity of our supply chain management. Failure to effectively manage the supply of parts and components could materially and adversely affect our results of operations, financial condition and prospects.